Schedule of Proceeds Raised and Issuance Costs Incurred Related to the Business Combination (Details) - AUD ($)	Mar. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Establishment And Operations
Shares issued to SPAC public investors, shares	1,066,168
Shares issued to SPAC public investors, value	$ 3,024,210
Shares issued to SPAC Founders, shares	2,666,900
Shares issued to SPAC Founders, value
Number of shares	3,733,068		3,733,068
Issued capital	$ 3,024,210	$ 4,029	$ 3,562	$ 2,860
Cash from reverse recapitalization	3,024,191
SPAC reverse recapitalization professional fees	(1,315,013)
Net proceeds from reverse recapitalization	$ 1,709,178